Annual Total Returns- Precious Metals Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Precious Metals Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(24.11%)	(4.09%)	(46.44%)	(17.48%)	(30.49%)	64.68%	7.07%	(16.59%)	52.81%	34.25%